Employee Stock Incentive Plans - Schedule of general terms of grants under stock option plans and restricted stock unit option plans (Detail) - Employee stock option plans and restricted stock unit option [member]
	Mar. 31, 2018 INR (₨) mo	Mar. 31, 2017 INR (₨) mo	Mar. 31, 2016 INR (₨) mo
Exercise Price Rs. 480.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options		20,181	20,181
Weighted average exercise price	₨ 480.20	₨ 480.20	₨ 480.20
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	13,543,997	7,952,083	7,254,326
Weighted average remaining life (Months) | mo	27	19	23
Weighted average exercise price	₨ 2.00	₨ 2.00	₨ 2.00
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	10,199,054	5,288,783	3,747,430
Weighted average remaining life (Months) | mo	28	24	24
Weighted average exercise price	₨ 0.03	₨ 0.03	₨ 0.03